Income Tax Benefit/(Expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Deferred tax
(Increase)/decrease in deferred tax assets	$ (5,394)	$ (2,841)	$ (7,424)	$ (3,526)
(Decrease)/increase in deferred tax liabilities	3,125	(24)	3,222	(49)
Total deferred tax expense/(benefit)	(2,269)	(2,865)	(4,202)	(3,575)
Income tax expense/(benefit)	$ (2,269)	$ (2,865)	$ (4,202)	$ (3,575)